Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 4 - prepaid expenses and other receivables (U.S. dollars in thousands):
	December 31
	2025	2024
Institutional receivables	$283	$253
Prepaid expenses	119	322
Others	34	29
	$436	$604